Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	31 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Eldridge AAA CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eldridge AAA CLO ETF NAV
Average Annual Return, Percent	5.99%	7.06%
Eldridge BBB-B CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eldridge BBB-B CLO ETF NAV
Average Annual Return, Percent	8.42%		12.08%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	4.34%
JP Morgan CLOIE AAA Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Total Return Index
Average Annual Return, Percent	5.94%	7.04%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%		3.47%
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLO High Quality Mezzanine Index Total Return
Average Annual Return, Percent	8.97%		12.87%